SHARE CAPITAL - Additional information concerning warrants activity (Details) - Note Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of warrants
Outstanding at Beginning of year	487,642	45,393	12,350
Issued	455,808	475,291	60,987
Exercised	0	32,743	28,243
Expired	0	0	0
Outstanding at end of year	943,450	487,642	45,393
Weighted average exercise price
Outstanding at Beginning of year	$ 18.2	$ 201.2	$ 341.4
Granted	7.6	10	99.2
Exercised	0	64	61.6
Expired	0	0	0
Outstanding at end of year	$ 13.1	$ 18.2	$ 201.2